Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited)
REVENUE	$ 9,023,504	$ 2,737,410
COST OF REVENUE	(6,437,408)	(452,663)
GROSS PROFIT	2,586,096	2,284,747
OPERATING EXPENSES
Allowance for doubtful accounts	(24,554)	0
Selling expenses	(230,290)	(110,612)
General and administrative expenses	(2,354,472)	(689,001)
Total operating expenses	(2,609,316)	(799,613)
(LOSS) INCOME FROM OPERATIONS	(23,220)	1,485,134
OTHER INCOME
Interest income	1,848	8,673
Interest expenses	119,479	0
Government subsidy income	164,006	0
Other income, net	355,022	9,110
Total other income, net	401,397	17,783
INCOME BEFORE INCOME TAXES	378,177	1,502,917
INCOME TAX EXPENSE	(1,966)	(42)
NET INCOME	376,211	1,502,875
COMPREHENSIVE INCOME
Total currency translation differences arising from consolidation	57,460	(551,890)
TOTAL COMPREHENSIVE INCOME	$ 433,671	$ 950,985
Earnings per share
Basic and diluted	$ 0.01	$ 0.09
Weighted average number of shares outstanding
Basic and diluted	31,598,333	17,627,339